Investment instruments - Summary of Portfolio of Investment Instruments at Amortized Cost Includes Impairment (Detail) - CLP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Beginning balance	$ (22,617,981)
Ending balance		$ (22,617,981)
IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
- Increases due to change in credit risk	(139,487)	(284,141)
- Decreases due to change in credit risk	(105,202)	(112,615)
- Charge-offs	87,639	174,556
New financial assets originated or purchased	(122,340)	(414,765)
Financial assets that have been derecognized	231,416	244,413
Foreign exchange and other movements	18,506	4,777
Financial Instruments At Amortised Cost Category [member] | IFRS9 [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(101)	(24)
Changes in the allowances - Net Transfer to stage 1	0	0
Net Transfer to stage 2	0	0
Net Transfer to stage 3	0	0
- Increases due to change in credit risk	(6)	0
- Decreases due to change in credit risk	102	0
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	0	(86)
Financial assets that have been derecognized	0	9
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	(5)	(101)
Financial Instruments At Amortised Cost Category [member] | IFRS9 [member] | 12-month expected credit losses [member] | Stage1 [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(101)	(24)
Changes in the allowances - Net Transfer to stage 1	0	0
Net Transfer to stage 2	0	0
Net Transfer to stage 3	0	0
- Increases due to change in credit risk	(6)	0
- Decreases due to change in credit risk	102	0
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	0	(86)
Financial assets that have been derecognized	0	9
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	(5)	(101)
Financial Instruments At Amortised Cost Category [member] | IFRS9 [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0	0
Changes in the allowances - Net Transfer to stage 1	0	0
Net Transfer to stage 2	0	0
Net Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	0	0
Financial assets that have been derecognized	0	0
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	0	0
Financial Instruments At Amortised Cost Category [member] | IFRS9 [member] | Lifetime expected credit losses [member] | Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0	0
Changes in the allowances - Net Transfer to stage 1	0	0
Net Transfer to stage 2	0	0
Net Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	0	0
Financial assets that have been derecognized	0	0
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	$ 0	$ 0